================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299

                  Oppenheimer International Small Company Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2011
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                     Shares              Value
----------------------------------------------------------------------------------------------
COMMON STOCKS-96.4%
----------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-21.3%
----------------------------------------------------------------------------------------------
AUTO COMPONENTS-0.5%
ElringKlinger AG                                                    200,000        $ 4,758,515
----------------------------------------------------------------------------------------------
AUTOMOBILES-1.0%
Piaggio & C SpA                                                   3,500,000         10,323,215
----------------------------------------------------------------------------------------------
DISTRIBUTORS-0.9%
Inchcape plc                                                      1,700,000          8,736,913
----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-1.9%
Home Inns & Hotels Management, Inc., ADR(1)                         100,000          3,106,000
----------------------------------------------------------------------------------------------
JD Wetherspoon plc                                                1,500,000         10,212,720
----------------------------------------------------------------------------------------------
Rezidor Hotel Group AB(1)                                         2,000,000          6,264,537
                                                                                   -----------
                                                                                    19,583,257
----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-1.0%
SEB SA                                                              130,000         10,470,637
----------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL-5.4%
ASOS plc(1)                                                         700,000         15,002,061
----------------------------------------------------------------------------------------------
B2W Companhia Global do Varejo                                      800,000          4,490,281
----------------------------------------------------------------------------------------------
Ocado Group plc(1)                                                2,000,000          2,803,756
----------------------------------------------------------------------------------------------
Start Today Co. Ltd.                                              1,500,000         28,987,484
----------------------------------------------------------------------------------------------
Yoox SpA(1)                                                         200,000          2,596,414
                                                                                   -----------
                                                                                    53,879,996
----------------------------------------------------------------------------------------------
MEDIA-3.7%
CyberAgent, Inc.                                                      9,000         30,068,063
----------------------------------------------------------------------------------------------
Schibsted Gruppen AS                                                300,000          7,406,793
                                                                                   -----------
                                                                                    37,474,856
----------------------------------------------------------------------------------------------
MULTILINE RETAIL-1.0%
Don Quijote Co. Ltd.                                                300,000         10,344,539
----------------------------------------------------------------------------------------------
SPECIALTY RETAIL-3.6%
Dufry Group(1)                                                      120,000         12,004,373
----------------------------------------------------------------------------------------------
Dunelm Group plc                                                  1,600,000         11,633,500
----------------------------------------------------------------------------------------------
SuperGroup plc(1)                                                   500,000          3,613,172
----------------------------------------------------------------------------------------------
USS Co. Ltd.                                                        100,000          8,671,679
                                                                                   -----------
                                                                                    35,922,724
----------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-2.3%
Asics Corp.                                                         500,000          6,007,128
----------------------------------------------------------------------------------------------
Bijou Brigitte Modische Accessoires AG                               60,000          6,066,030
----------------------------------------------------------------------------------------------
Restoque Comercio e Confeccoes de Roupas SA                         200,000          3,251,583
----------------------------------------------------------------------------------------------
Tod's SpA                                                            80,000          7,406,512
                                                                                   -----------
                                                                                    22,731,253
----------------------------------------------------------------------------------------------
CONSUMER STAPLES-10.6%
BEVERAGES-1.4%
Remy Cointreau SA                                                    70,000          5,833,568
----------------------------------------------------------------------------------------------
Treasury Wine Estates Ltd.                                        2,000,000          8,184,362
                                                                                   -----------
                                                                                    14,017,930
----------------------------------------------------------------------------------------------
FOOD PRODUCTS-2.6%
Aryzta AG                                                           180,000          8,659,151
----------------------------------------------------------------------------------------------
PT Mayora Indah                                                   6,000,000          9,339,856
----------------------------------------------------------------------------------------------

1 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                        Shares              Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
-------------------------------------------------------------------------------------------------
Viscofan SA                                                            220,000        $ 8,046,654
                                                                                      -----------
                                                                                       26,045,661
-------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-1.1%
PZ Cussons plc                                                       2,000,000         11,267,827
-------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS-5.5%
Colgate-Palmolive (India) Ltd.                                         500,000          9,728,941
-------------------------------------------------------------------------------------------------
Dr. Ci:Labo Co. Ltd.                                                     5,894         36,390,897
-------------------------------------------------------------------------------------------------
Hypermarcas SA                                                       2,000,000          9,013,742
                                                                                      -----------
                                                                                       55,133,580
-------------------------------------------------------------------------------------------------
ENERGY-0.9%
-------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-0.9%
Schoeller-Bleckmann Oilfield Equipment AG                              100,000          8,865,269
-------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-0.0%
CGX Energy, Inc., Legend Shares(1)                                     250,000            259,817
-------------------------------------------------------------------------------------------------
FINANCIALS-4.7%
-------------------------------------------------------------------------------------------------
CAPITAL MARKETS-2.0%
CETIP SA                                                               750,000         10,907,734
-------------------------------------------------------------------------------------------------
IP Group plc(1)                                                      5,000,000          5,569,588
-------------------------------------------------------------------------------------------------
Swissquote Group Holding SA                                             25,972          1,098,750
-------------------------------------------------------------------------------------------------
Tullett Prebon plc                                                     600,000          2,885,805
                                                                                      -----------
                                                                                       20,461,877
-------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-0.9%
Osaka Securities Exchange Co. Ltd.                                       1,500          8,631,003
-------------------------------------------------------------------------------------------------
INSURANCE-1.0%
Amlin plc                                                            2,000,000         10,567,477
-------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-0.8%
Frasers Centrepoint Trust                                            7,000,000          7,937,005
-------------------------------------------------------------------------------------------------
HEALTH CARE-14.5%
-------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-2.2%
Abcam plc                                                            2,300,000         13,089,710
-------------------------------------------------------------------------------------------------
Algeta ASA(1)                                                          300,000          8,679,750
                                                                                      -----------
                                                                                       21,769,460
-------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-2.2%
Carl Zeiss Meditec AG                                                  500,000          9,882,963
-------------------------------------------------------------------------------------------------
Elekta AB, B Shares                                                    300,000         12,767,961
                                                                                      -----------
                                                                                       22,650,924
-------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-2.0%
Bangkok Dusit Medical Services Public Co. Ltd.                       6,000,000         14,633,157
-------------------------------------------------------------------------------------------------
Fleury SA                                                              500,000          5,695,800
                                                                                      -----------
                                                                                       20,328,957
-------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-3.5%
M3, Inc.                                                                 7,000         34,771,859
-------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-2.5%
Bruker Corp.(1)                                                        600,000          7,512,000
-------------------------------------------------------------------------------------------------
EPS Co. Ltd.                                                             2,000          4,135,853
-------------------------------------------------------------------------------------------------

2 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                  Shares              Value
-------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
MorphoSys AG(1)                                                  600,963        $13,917,573
                                                                                -----------
                                                                                 25,565,426
-------------------------------------------------------------------------------------------
PHARMACEUTICALS-2.1%
BTG plc(1)                                                     2,000,000          9,749,695
-------------------------------------------------------------------------------------------
Hikma Pharmaceuticals plc                                        400,000          3,915,970
-------------------------------------------------------------------------------------------
Santen Pharmaceutical Co. Ltd.                                   200,000          7,536,399
                                                                                -----------
                                                                                 21,202,064
-------------------------------------------------------------------------------------------
INDUSTRIALS-13.2%
AEROSPACE & DEFENSE-1.6%
Chemring Group plc                                               800,000          4,950,780
-------------------------------------------------------------------------------------------
Zodiac Aerospace                                                 130,000         10,661,944
                                                                                -----------
                                                                                 15,612,724
BUILDING PRODUCTS-1.0%
Kaba Holding AG, B Shares                                         30,000         10,532,509
-------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-1.0%
Mulitplus SA                                                     600,000         10,517,875
-------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-1.1%
Bilfinger Berger SE                                              119,000         10,864,868
-------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-2.7%
Nexans SA                                                        150,000          8,818,056
-------------------------------------------------------------------------------------------
Saft Groupe SA                                                   400,000         11,733,433
-------------------------------------------------------------------------------------------
Vacon OYJ                                                        140,000          6,913,371
                                                                                -----------
                                                                                 27,464,860
-------------------------------------------------------------------------------------------
MACHINERY-3.8%
Aalberts Industries NV                                           400,000          6,522,236
-------------------------------------------------------------------------------------------
Krones AG                                                        104,000          5,381,599
-------------------------------------------------------------------------------------------
Palfinger AG                                                     100,000          1,758,978
-------------------------------------------------------------------------------------------
Pfeiffer Vacuum Technology AG                                     40,000          3,719,909
-------------------------------------------------------------------------------------------
Rotork plc                                                       400,000         11,346,272
-------------------------------------------------------------------------------------------
Spirax-Sarco Engineering plc                                     300,000          8,975,666
                                                                                -----------
                                                                                 37,704,660
-------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-1.3%
Bunzl plc                                                      1,000,000         13,078,305
-------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE-0.7%
Flughafen Zuerich AG                                              19,000          6,930,549
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-25.6%
-------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-2.2%
Imagination Technologies Group plc(1)                          1,600,000         12,425,673
-------------------------------------------------------------------------------------------
Wincor Nixdorf AG                                                200,000          9,561,817
                                                                                -----------
                                                                                 21,987,490
-------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-5.3%
Electrocomponents plc                                          4,500,000         15,143,309
-------------------------------------------------------------------------------------------
Halma plc                                                      2,000,000         10,831,673
-------------------------------------------------------------------------------------------
Hirose Electric Co.                                               70,000          6,481,749
-------------------------------------------------------------------------------------------
Ingenico SA                                                      250,000          9,813,202
-------------------------------------------------------------------------------------------
Premier Farnell plc                                            4,000,000         11,340,165
                                                                                -----------
                                                                                 53,610,098

3 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                               Shares              Value
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-10.1%
--------------------------------------------------------------------------------------------------------
Blinkx plc(1)                                                               5,000,000        $ 5,883,368
--------------------------------------------------------------------------------------------------------
Kakaku.com, Inc.                                                              905,600         34,851,638
--------------------------------------------------------------------------------------------------------
Mercadolibre, Inc.                                                            160,000         14,030,400
--------------------------------------------------------------------------------------------------------
Opera Software ASA(2)                                                       5,000,000         27,664,087
--------------------------------------------------------------------------------------------------------
So-net Entertainment Corp.                                                      2,000          7,618,279
--------------------------------------------------------------------------------------------------------
Sohu.com, Inc.(1)                                                              26,000          1,285,440
--------------------------------------------------------------------------------------------------------
Telecity Group plc(1)                                                       1,100,000         10,527,307
                                                                                             -----------
                                                                                             101,860,519
--------------------------------------------------------------------------------------------------------
IT SERVICES-3.4%
Digital Garage, Inc.(1)                                                         8,000         26,312,570
--------------------------------------------------------------------------------------------------------
Wirecard AG                                                                   451,000          7,441,824
                                                                                             -----------
                                                                                              33,754,394
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.7%
Dialog Semiconductor plc(1)                                                   900,000         16,501,391
--------------------------------------------------------------------------------------------------------
SOFTWARE-2.9%
Dwango Co. Ltd.                                                                 7,500         13,423,041
--------------------------------------------------------------------------------------------------------
Temenos Group AG(1)                                                           400,000          6,701,669
--------------------------------------------------------------------------------------------------------
Trend Micro, Inc.                                                             300,000          9,209,377
                                                                                             -----------
                                                                                              29,334,087
--------------------------------------------------------------------------------------------------------
MATERIALS-3.2%
CHEMICALS-3.2%
Croda International plc                                                       500,000         14,390,395
--------------------------------------------------------------------------------------------------------
Symrise AG, Unsponsored ADR                                                   267,000          7,168,219
--------------------------------------------------------------------------------------------------------
Victrex plc                                                                   600,000         11,106,962
                                                                                             -----------
                                                                                              32,665,576
--------------------------------------------------------------------------------------------------------
UTILITIES-2.4%
--------------------------------------------------------------------------------------------------------
GAS UTILITIES-2.2%
ENN Energy Holdings Ltd.                                                    4,000,000         14,429,103
--------------------------------------------------------------------------------------------------------
Indraprastha Gas Ltd.                                                       1,000,000          7,696,582
                                                                                             -----------
                                                                                              22,125,685
--------------------------------------------------------------------------------------------------------
WATER UTILITIES-0.2%
GWR Global Water Resources Corp., Legend Shares(1,2,3)                        500,000          2,005,000
                                                                                             -----------
Total Common Stocks (Cost $925,298,136)                                                      970,252,631

                                               Expiration        Strike
                                                     Date         Price          Contracts
--------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED-0.0%
Japanese Yen (JPY) Put(1) (Cost 4,195,000)        1/13/12       $   105      20,000,000,000       -

                                                                                Units
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES-0.0%
Ethiopian Potash Corp., Legend Shares Wts., Strike Price $0.75,                 2,200,000        355,900
Exp. 3/11/14(1) (Cost $210,741)

4 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                        Shares                          Value
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY-3.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%(2),(4)
(Cost $36,587,497)                                                  36,587,497                    $36,587,497
-------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $966,291,374)                          100.1%                 1,007,196,028
-------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                     (0.1)                    (1,000,169)
                                                                  -------------------------------------------
Net Assets                                                               100.0%                $1,006,195,859
                                                                  ===========================================

Footnotes to Statement of Investment

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES       GROSS              GROSS              SHARES
                                                    AUGUST 31, 2011   ADDITIONS         REDUCTIONS   NOVEMBER 30, 2011
-----------------------------------------------------------------------------------------------------------------------
GWR Global Water Resources Corp. Legend Shares              500,000            -                  -             500,000
Opera Software ASA(a)                                    10,029,383            -          5,029,383           5,000,000
Oppenheimer Institutional Money Market Fund, Cl. E      198,156,054   77,292,215        238,860,772          36,587,497

                                                                                                               REALIZED
                                                                             VALUE        INCOME                   GAIN
-----------------------------------------------------------------------------------------------------------------------
GWR Global Water Resources Corp. Legend Shares                       $ 2,005,000       $          -     $             -
Opera Software ASA(a)                                                          - (b)              -          14,921,559
Oppenheimer Institutional Money Market Fund, Cl. E                    36,587,497             19,231                   -
                                                                     --------------------------------------------------
                                                                     $38,592,497       $     19,231     $    14,921,559
                                                                     ==================================================

----------
a.   No longer an affiliate as of November 30, 2011.

b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,005,000 or 0.20% of the Fund's net assets as of November 30, 2011.

4.   Rate shown is the 7-day yield as of November 30, 2011.

5 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of November 30, 2011 based on valuation input level:

                                                                                 LEVEL 3-
                                           LEVEL 1-               LEVEL 2-    SIGNIFICANT
                                         UNADJUSTED     OTHER SIGNIFICANT    UNOBSERVABLE
                                      QUOTED PRICES     OBSERVABLE INPUTS          INPUTS            VALUE
-----------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
 Consumer Discretionary              $   27,933,578    $      186,292,327    $           -    $  214,225,905
 Consumer Staples                        42,820,942            63,644,056                -       106,464,998
 Energy                                           -             9,125,086                -         9,125,086
 Financials                              17,576,072            30,021,290                -        47,597,362
 Health Care                             54,014,016            92,274,674                -       146,288,690
 Industrials                             60,597,841            72,108,509                -       132,706,350
 Information Technology                  88,488,893           168,559,086                -       257,047,979
 Materials                                7,168,219            25,497,357                -        32,665,576
 Utilities                                7,696,582            16,434,103                -        24,130,685
Options Purchased                                 -                     -                -                 -
Rights, Warrants and Certificates                 -               355,900                -           355,900
Investment Company                       36,587,497                     -                -        36,587,497
                                     -----------------------------------------------------------------------
Total Assets                         $  342,883,640    $      664,312,388    $           -    $1,007,196,028
                                     -----------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                            TRANSFERS INTO      TRANSFERS OUT     TRANSFERS INTO      TRANSFERS OUT
                                   LEVEL 1*      OF LEVEL 1**          LEVEL 2**         OF LEVEL 2*
----------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
 Consumer Discretionary    $             -    $  (77,267,354)    $    77,267,354    $            -
 Financials                              -       (17,344,266)         17,344,266                 -
 Health Care                             -       (40,281,591)         40,281,591                 -
 Industrials                     7,031,598       (55,548,207)         55,548,207        (7,031,598)
 Information Technology         17,495,208       (49,972,577)         49,972,577       (17,495,208)
 Materials                               -       (16,965,829)         16,965,829                 -
 Utilities                      17,267,495       (27,485,759)         27,485,759       (17,267,495)
                           ------------------------------------------------------------------------
Total Assets               $    41,794,301    $ (284,865,583)    $   284,865,583    $  (41,794,301)
                           ------------------------------------------------------------------------

6 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

*Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

**Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                Value  Percent
------------------        --------------  -------
Japan                     $  273,441,558    27.1%
United Kingdom               239,048,069    23.7
Germany                       95,264,708     9.5
France                        57,330,840     5.7
Switzerland                   45,927,001     4.6
United States                 45,384,937     4.5
Brazil                        43,877,015     4.4
Norway                        43,750,630     4.3
Italy                         20,326,141     2.0
Sweden                        19,032,498     1.9
India                         17,425,523     1.7
Thailand                      14,633,157     1.5
Cayman Islands                14,429,103     1.4
Argentina                     14,030,400     1.4
Austria                       10,624,247     1.1
Indonesia                      9,339,856     0.9
Australia                      8,184,362     0.8
Spain                          8,046,654     0.8
Singapore                      7,937,005     0.8
Finland                        6,913,371     0.7
The Netherlands                6,522,236     0.6
China                          3,106,000     0.3
Canada                         2,620,717     0.3
                          ==============   =====
Total                     $1,007,196,028   100.0%
                          ==============   =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

7 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

8 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

9 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended November 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $5,220,965 and $5,562,841, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

As of November 30, 2011, the Fund had no outstanding forward contracts.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

During the period ended November 30, 2011, the Fund had an ending monthly average market value of $4,650 on purchased put options.

10 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

As of November 30, 2011, the Fund had no outstanding written options.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

FEDERAL TAX COST OF SECURITIES   $966,350,292
                                 =============

Gross unrealized appreciation    $ 146,361,732
Gross unrealized depreciation    (106,258,664)
                                 -------------
Net unrealized appreciation      $  40,103,068
                                 =============

11 | Oppenheimer International Small Company Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 1/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 1/10/2012

By: /s/ Brian W. Wixted
   ----------------------------
   Brian W. Wixted
   Principal Financial Officer

Date: 1/10/2012